Supplemental Information	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Information

20. SUPPLEMENTAL INFORMATION

The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Industrial Activities presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services, and not as a reduction of sales in their statements of operations. This supplemental data is as follows:

Industrial Activities—The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services business. Financial Services business has been included using the equity method of accounting whereby the net income and net assets of Financial Services business are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying condensed consolidated statements of operations, and in “Investment in Financial Services” in the accompanying condensed consolidated balance sheets.

Financial Services —The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.

Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the consolidated financial statements.

	Statements of Operations
	Industrial Activities		Financial Services
	Three Months Ended September 30,		Three Months Ended September 30,
	2014	2013	2014	2013
	(in millions, except share data)
Revenues
Net sales	$7,403	$7,872	$—	$—
Finance and interest income	65	70	455	416

Total Revenues	$7,468	$7,942	$455	$416

Costs and Expenses
Cost of goods sold	$5,998	$6,352	$—	$—
Selling, general & administrative expenses	629	644	107	91
Research and development expenses	254	277	—	—
Restructuring expenses	56	3	—	—
Interest expense	211	192	180	164
Interest compensation to Financial Services	85	91	—	—
Other, net	92	63	52	46

Total Costs and Expenses	7,325	7,622	339	301

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	143	320	116	115
Income taxes	61	130	46	52
Equity income of unconsolidated subsidiaries and affiliates	4	18	6	4
Results from intersegment investments	76	67	(1)	(2)

Net Income	$162	$275	$75	$65

	Statements of Operations
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
	(in millions, except share data)
Revenues
Net sales	$23,180	$23,665	$—	$—
Finance and interest income	191	203	1,363	1,247

Total Revenues	$23,371	$23,868	$1,363	$1,247

Costs and Expenses
Cost of goods sold	$18,799	$19,127	$—	$—
Selling, general & administrative expenses	1,960	1,994	280	231
Research and development expenses	809	838	—	—
Restructuring expenses	98	32	—	—
Interest expense	630	571	530	491
Interest compensation to Financial Services	265	256	—	—
Other, net	239	179	161	169

Total Costs and Expenses	22,800	22,997	971	891

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	571	871	392	356
Income taxes	267	398	141	143
Equity income of unconsolidated subsidiaries and affiliates	52	77	14	11
Results from intersegment investments	265	224	1	(4)

Net Income	$621	$774	$266	$220

	Balance Sheets
	Industrial Activities		Financial Services
	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013
	(in millions)
ASSETS
Cash and cash equivalents	$3,750	$4,010	$865	$1,557
Restricted cash	2	—	800	922
Trade receivables, net	1,151	1,338	84	88
Financing receivables, net	5,161	5,826	23,592	23,640
Inventories, net	8,384	7,314	95	96
Property, plant and equipment, net	6,902	7,085	3	5
Investments in unconsolidated subsidiaries and affiliates	3,114	3,049	137	129
Equipment under operating leases	23	34	1,327	1,025
Goodwill	2,325	2,340	162	164
Other Intangible assets, net	725	796	21	14
Deferred tax assets	1,641	1,437	231	242
Derivative assets	157	254	11	10
Other assets	1,794	1,884	844	1,040

TOTAL ASSETS	$35,129	$35,367	$28,172	$28,932

LIABILITIES AND EQUITY
Debt	$12,768	$11,948	$24,524	$25,408
Trade payables	6,037	7,162	144	273
Deferred tax liabilities	285	225	168	160
Pension, postretirement and other post-employment benefits	2,278	2,419	20	8
Derivative liabilities	226	78	17	19
Other liabilities	8,255	8,568	674	531

TOTAL LIABILITIES	$29,849	$30,400	$25,547	$26,399

Redeemable noncontrolling interest	14	12	—	—
Equity	5,266	4,955	2,625	2,533

TOTAL EQUITY AND LIABILITIES	$35,129	$35,367	$28,172	$28,932

	Cash Flow Statements
	Industrial Activities		Financial Services
	Nine Months Ended September 30,
	2014	2013	2014	2013
	(in millions)
Operating activities:
Net income	$621	$774	$266	$220
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments	552	508	4	3
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments	196	188	107	92
Loss (gain) from disposal of assets	—	(4)	4	(1)
Undistributed income (loss) of unconsolidated subsidiaries	(153)	18	(15)	—
Other non-cash items	56	57	121	75
Changes in operating assets and liabilities:
Provisions	203	357	7	22
Deferred income taxes	(124)	(188)	8	(9)
Trade and financing receivables related to sales, net	110	(23)	(1,138)	(1,405)
Inventories, net	(1,599)	(1,843)	28	19
Trade payables	(751)	233	(123)	2
Other assets and liabilities	(76)	69	331	6

Net cash (used in) provided by operating activities	(965)	146	(400)	(976)

Investing activities:
Additions to retail receivables	—	—	(4,680)	(5,286)
Collections of retail receivables	—	—	4,581	4,630
Proceeds from sale of assets, net of equipment under operating leases and assets sold under buy-back commitments	16	1	—	—
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments	213	153	178	181
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments	(588)	(644)	(13)	(1)
Expenditures for equipment under operating leases and assets sold under buy-back commitments	(589)	(486)	(651)	(405)
Other	325	271	113	(131)

Net cash used in investing activities	(623)	(705)	(472)	(1,012)

Financing activities:
Proceeds from long-term debt	3,235	1,058	10,244	12,025
Payments of long-term debt	(1,055)	(874)	(9,717)	(11,343)
Net decrease in other financial liabilities	(238)	(268)	(202)	1,102
Dividends paid	(381)	(365)	(103)	(244)
Other	15	(5)	13	11

Net cash provided by (used in) financing activities	1,576	(454)	235	1,551

Effect of foreign exchange rate changes on cash and cash equivalents	(248)	(9)	(55)	(24)

Decrease in cash and cash equivalents	(260)	(1,022)	(692)	(461)

Cash and cash equivalents, beginning of year	4,010	3,890	1,557	1,309

Cash and cash equivalents, end of period	$3,750	$2,868	$865	$848